SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary Of Critical Accounting Policies [Line Items]
Shares underlying, outstanding	18,600,181	14,449,602	16,528,739	13,441,310
Employee Stock Option [Member]
Summary Of Critical Accounting Policies [Line Items]
Shares underlying, outstanding	8,334,895	6,023,641	6,050,623	4,674,628
Warrant [Member]
Summary Of Critical Accounting Policies [Line Items]
Shares underlying, outstanding	10,001,591	8,171,088	10,216,597	8,513,984
Convertible Notes Payable [Member]
Summary Of Critical Accounting Policies [Line Items]
Shares underlying, outstanding	263,695	254,873	261,519	252,698